TEMPLETON DEVELOPING MARKETS TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Facsimile 954.847.2288
Telephone 954.527.7500

May 3, 2019

Filed Via EDGAR (CIK #0000878087)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Templeton Developing Markets Trust

File Nos. 033-42163 and 811-06378

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2019.

Very truly yours,

Templeton Developing Markets Trust

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

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